Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2017
Organization and Principal Activities [Abstract]
Schedule of showing china finance online's significant subsidiaries, VIEs and VIEs' subsidiaries
Company name	Place of incorporation or establishment	Date of incorporation or acquisition	legal ownership interest	Principal activity
Subsidiaries:
China Finance Online (Beijing) Co., Ltd. (“CFO Beijing”)	Beijing, PRC	Jul. 9, 1998	100%	N/A
Fortune Software (Beijing) Co., Ltd. (“CFO Software”)	Beijing, PRC	Dec. 7, 2004	100%	N/A
Shenzhen Genius Information Technology Co., Ltd. (“CFO Genius”)	Shenzhen, PRC	Sep. 21, 2006	100%	Subscription service
Zhengyong Information & Technology (Shanghai) Co., Ltd. (“CFO Zhengyong”)	Shanghai, PRC	Aug. 17, 2008	100%	N/A
Zhengtong Information Technology (Shanghai) Co., Ltd (“CFO Zhengtong”)	Shanghai, PRC	Jun. 24, 2008	100%	N/A
Rifa Financial Holdings Limited (“Rifa Financial Holdings”) (Formerly known as “iSTAR Financial Holdings Limited”)	BVI	Jul. 16, 2007	85%	Investment holdings
Rifa Securities Limited (“Rifa Securities”) (Formerly known as “iSTAR International Securities Co. Limited”)	Hong Kong, PRC	Nov. 23, 2007	85%	Brokerage service
Rifa Futures Limited (“Rifa Futures”) (Formerly known as “iSTAR International Futures Co. Limited”)	Hong Kong, PRC	Apr. 16, 2008	85%	Brokerage service
Rifa Credit Limited (“Rifa Credit”) (Formerly known as “iSTAR International Credit Co. Limited”)	Hong Kong, PRC	Feb. 10, 2012	85%	N/A
Rifa Wealth Management Co. Limited (“Rifa Wealth Management”)	Hong Kong, PRC	Sep. 13, 2016	85%	Insurance brokerage service

Variable interest entities:
Beijing Fuhua Innovation Technology Development Co., Ltd. (“CFO Fuhua”)	Beijing, PRC	Dec. 31, 2000	Nil	Web portal and advertising service
Shenzhen Newrand Securities Advisory and Investment Co., Ltd. (“CFO Newrand”)	Shenzhen, PRC	Oct. 17, 2008	Nil	Securities investment advising
Shanghai Stockstar Wealth Management Co., Ltd. (“Stockstar Wealth Management”)	Shanghai, PRC	Apr. 12, 2011	Nil	N/A
Beijing Huizhi Fortune Technology Co., Ltd. (“CFO Huizhi”)	Beijing, PRC	Jun. 14, 2012	Nil	N/A
Shenzhen Ganlanren Investment Management Co., Ltd. (“CFO Shenzhen Ganlanren”)	Shenzhen, PRC	Feb. 18, 2016	Nil	N/A
Beijing CFO Premium Technology Co., Ltd. (“CFO Premium”).	Beijing, PRC	June 2, 2009	Nil	N/A

Subsidiaries of variable interest entities:
Shenzhen Newrand Securities Training Center (“CFO Newrand Training”)	Shenzhen, PRC	Oct. 17, 2008	Nil	Securities investment training
Fortune (Beijing) Huiying Investment Consulting Co., Ltd. (“CFO Huiying”)	Beijing, PRC	Dec. 18, 2009	Nil	N/A
Shenzhen Tahoe Investment and Development Co., Ltd (“CFO Tahoe”)	Shenzhen, PRC	Sep. 30, 2013	Nil	N/A
Shenzhen Shangtong Software Co., Ltd. (“CFO Shenzhen Shangtong”)	Shenzhen, PRC	Sep. 23, 2009	Nil	N/A
Zhengjin (Tianjin) Precious Metals Investment Co., Ltd. (“CFO Zhengjin Tianjin”)	Tianjin, PRC	Jul. 23, 2013	Nil	Commodities brokerage
Beijing Jiayi Management Co., Ltd. (“CFO Zhengjin Beijing”)	Beijing, PRC	Jan. 13, 2014	Nil	Commodities brokerage
Yinglibao (Beijing) Technology Co., Ltd. (“CFO Yinglibao”)	Beijing, PRC	Jan. 15, 2014	Nil	Internet-based financial platform
Zhengjin (Jiangsu) Precious Metals Co., Ltd. (“CFO Zhengjin Jiangsu”)	Nanjing, PRC	Nov. 19, 2014	Nil	Commodities brokerage
Zhengjin (Fujian) Precious Metals Co., Ltd. (“CFO Zhengjin Fujian”)	Fujian, PRC	Jan. 6, 2013	Nil	Commodities brokerage
Qingdao Zhengjin Zhida Trading Co., Ltd. (“CFO Qingdao Zhida”)	Qingdao, PRC	Dec. 21, 2015	Nil	Commodities brokerage
Tibet Zhisheng Gold Industry Co., Ltd. (“CFO Tibet Zhisheng”)	Tibet, PRC	Mar. 18, 2016	Nil	Commodities brokerage
Qingdao Zhengjin Taiji Trading Co., Ltd. (“CFO Qingdao Taiji”)	Qingdao, PRC	Mar. 23, 2016	Nil	Commodities brokerage
iTougu (Beijing) Network Technology Co., Ltd. (“CFO iTougu”)	Beijing, PRC	Dec. 8, 2014	Nil	Investment advisory service platform
Tibet Fortune Jinyuan Network Technology Co., Ltd. (“CFO Tibet”)	Tibet, PRC	Aug. 22, 2015	Nil	N/A
Beijing Zhongjun Sunshine Investment and Management Co., Ltd (“CFO Zhongjun Sunshine”)	Beijing, PRC	Sep. 30, 2013	Nil	Financial service
Fortune (Beijing) Qicheng Technology Co., Ltd. (“CFO Qicheng”)	Beijing, PRC	Dec. 18, 2009	Nil	N/A
Beijing Chuangying Advisory and Investment Co., Ltd. (“CFO Chuangying”)	Beijing, PRC	Jan. 9, 2009	Nil	P2P lending service
Zhongheng Xintai (Beijing) Asset Management Co., Ltd. (“CFO Zhongheng Xintai”)	Beijing, PRC	Jun. 8, 2016	Nil	N/A

Schedule of significant VIEs and counterparts
VIE name	Contractual arrangement	Date counterpart

CFO Fuhua	May 27, 2004	CFO Beijing
CFO Newrand	October 17, 2008	CFO Zhengyong
CFO Qicheng	November 20, 2009	CFO Chuangying
CFO Chuangying	January 9, 2009	CFO Software
Stockstar Wealth Management	April 12, 2011	CFO Zhengtong
CFO Zhongheng Xintai	June 8, 2016	CFO Glory
CFO Shenzhen Ganlanren	April 20, 2017	CFO Software
Beijing CFO Premium Technology	June 2, 2009	CFO Software

Schedule of most important revenue-producing assets to operate commodities brokerage business
	December 31,
	2016	2017
Commodities brokerage business:
Commodities trading right	$288,309	$-
	$288,309	$-

Schedule of financial statement amounts and balances of VIEs
	December 31,
	2016	2017
Assets

Current assets:
Cash and cash equivalents	$41,551,367	$8,176,346
Restricted cash	2,483,557	2,035,634
Accounts receivable – others, net	7,031,380	3,759,927
Short-term investment	16,443,831	155,727
Others	7,863,322	36,714,120
Total current assets	75,373,457	50,841,754

Property and equipment, net	5,103,126	4,348,884
Acquired intangible assets, net	288,309	-
Cost method investment	1,542,454	1,714,058
Equity method investment, net	1,019,009	817,223
Rental deposits	972,252	776,196
Guarantee fund deposits	5,760,309	311,615
Investment in subsidiaries	39,026,188	41,279,679
Deferred tax assets	1,152,527	1,288,064
Total assets	$130,237,631	$101,377,473
Third-party liabilities:

Current liabilities:
Accrued expenses and other current liabilities	$38,527,545	$20,445,103
Accounts payable	2,151,134	806,749
Total current liabilities	40,678,679	21,251,852
Non-current liabilities	383,463	243,398
Total third-party liabilities	$41,062,142	$21,495,250
Inter-company liabilities	$3,397,736	$18,558,400

	Year ended December 31,
	2015	2016	2017

Net revenues	$136,412,062	$71,559,226	$19,556,988
Net income (loss)	$49,300,399	$(1,815,389)	$(35,738,587)

	Year ended December 31,
	2015	2016	2017

Net cash provided by (used in) operating activities	$(835,965)	$(8,473,669)	$(27,357,141)
Net cash (used in) provided by investing activities	38,523,306	(4,211,878)	16,669,443
Net cash provided by (used in) financing activities	(6,061,473)	9,559,794	(19,083,181)
Effect of exchange rate changes	$(1,452,505)	$(3,111,278)	$(3,604,142)